UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2009

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister,  Atlanta, GA   February 1, 2010


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 116

Form 13F Information Table Value Total: 12,619,261 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories                             002824100   473364 8767633.000SH     SOLE              7969343.000        798290.000
                                                             42490 787000.000SH      OTHER                                787000.000
Affiliated Managers                             008252108      392 5820.000 SH       SOLE                 1130.000          4690.000
Air Prods & Chems Inc                           009158106      352 4340.000 SH       SOLE                  840.000          3500.000
Alberto Culver Co                               013078100      243 8310.000 SH       SOLE                 1610.000          6700.000
Allergan Inc                                    018490102   365363 5798481.000SH     SOLE              5265006.000        533475.000
                                                             32765 520000.000SH      OTHER                                520000.000
Altera Corp                                     021441100      233 10290.000SH       SOLE                 2000.000          8290.000
Ametek                                          031100100      318 8310.000 SH       SOLE                 1610.000          6700.000
Amphenol Corp                                   032095101      765 16560.000SH       SOLE                 7080.000          9480.000
Ansys Inc.                                      03662Q105      264 6070.000 SH       SOLE                 1180.000          4890.000
Apple Inc                                       037833100   531680 2523013.000SH     SOLE              2291603.000        231410.000
                                                             47625 226000.000SH      OTHER                                226000.000
Avon Products Inc                               054303102      218 6910.000 SH       SOLE                 1340.000          5570.000
Bed Bath & Beyond Inc Company                   075896100      291 7530.000 SH       SOLE                 1460.000          6070.000
Berkshire Hathaway Inc-Cl A                     084670108      595    6.000 SH       SOLE                    6.000
Burlington Northern Santa Fe                    12189T104   174986 1774345.000SH     SOLE              1596560.000        177785.000
                                                             16272 165000.000SH      OTHER                                165000.000
Cameron Int'l                                   13342B105   330285 7901552.000SH     SOLE              7166487.000        735065.000
                                                             30305 725000.000SH      OTHER                                725000.000
Church & Dwight                                 171340102      256 4230.000 SH       SOLE                  820.000          3410.000
Cisco Systems Inc                               17275R102     1798 75100.000SH       SOLE                 4000.000         71100.000
Coca-Cola Co                                    191216100   507946 8911337.000SH     SOLE              8095627.000        815710.000
                                                             46911 823000.000SH      OTHER                                823000.000
Colgate-Palmolive Co                            194162103   355322 4325281.000SH     SOLE              3937858.000        387423.000
                                                             30806 375000.000SH      OTHER                                375000.000
ConocoPhillips                                  20825C104      225 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp                           22160K105   392412 6631940.000SH     SOLE              6026295.000        605645.000
                                                             34910 590000.000SH      OTHER                                590000.000
Covance                                         222816100      281 5150.000 SH       SOLE                 1000.000          4150.000
Dentsply International Inc                      249030107      324 9200.000 SH       SOLE                 1790.000          7410.000
Dick's Sporting Goods Inc                       253393102      314 12630.000SH       SOLE                 2450.000         10180.000
Disney, Walt Co                                 254687106   191855 5949019.000SH     SOLE              5395224.000        553795.000
                                                             18060 560000.000SH      OTHER                                560000.000
Donaldson Inc                                   257651109      246 5780.000 SH       SOLE                 1120.000          4660.000
Ecolab Inc                                      278865100      400 8980.000 SH       SOLE                 1740.000          7240.000
Emerson Elec Co                                 291011104   125383 2943267.000SH     SOLE              2671527.000        271740.000
                                                             11289 265000.000SH      OTHER                                265000.000
Expeditors Int'l Wash Inc                       302130109      272 7810.000 SH       SOLE                 1520.000          6290.000
Exxon Mobil Corp                                30231G102     1035 15178.000SH       SOLE                15178.000
FTI Consulting Inc                              302941109      214 4530.000 SH       SOLE                  880.000          3650.000
Fastenal Co                                     311900104      371 8900.000 SH       SOLE                 1730.000          7170.000
Fiserv Inc                                      337738108      467 9640.000 SH       SOLE                 1870.000          7770.000
Fluor Corp                                      343412102   242533 5384831.000SH     SOLE              4871121.000        513710.000
                                                             20493 455000.000SH      OTHER                                455000.000
Gilead Sciences Inc                             375558103   377967 8735097.000SH     SOLE              7940627.000        794470.000
                                                             32453 750000.000SH      OTHER                                750000.000
Google Inc Cl A                                 38259P508   546761 881901.000SH      SOLE               801520.000         80381.000
                                                             48978 79000.000SH       OTHER                                 79000.000
Halliburton Co                                  406216101      809 26900.000SH       SOLE                26900.000
Hewlett Packard Co                              428236103   551159 10700036.000SH    SOLE              9731681.000        968355.000
                                                             48162 935000.000SH      OTHER                                935000.000
JB Hunt Transport Svcs, Inc                     445658107      286 8850.000 SH       SOLE                 1720.000          7130.000
International Business Machine                  459200101      499 3812.000SH        SOLE                 3812.000             0.000
J P Morgan Chase & Co                           46625H100   348505 8363466.000SH     SOLE              7602661.000        760805.000
                                                             31253 750000.000SH      OTHER                                750000.000
Jacobs Engr Group Del                           469814107      299 7943.000SH        SOLE                 1643.000          6300.000
Johnson & Johnson                               478160104     1655 25694.000SH       SOLE                17594.000          8100.000
Joy Global Inc                                  481165108      347 6730.000 SH       SOLE                 1310.000          5420.000
Juniper Networks, Inc.                          48203R104   251134 9416359.000SH     SOLE              8541124.000        875235.000
                                                             20803 780000.000SH      OTHER                                780000.000
Kohls Corp                                      500255104      284 5270.000 SH       SOLE                 1020.000          4250.000
LKQ Corporation                                 501889208      203 10350.000SH       SOLE                 2010.000          8340.000
L-3 Communicatns Hldgs                          502424104      322 3700.000 SH       SOLE                  720.000          2980.000
MSCI Inc.                                       55354G100      249 7820.000 SH       SOLE                 1520.000          6300.000
McDonald's Corp                                 580135101   468053 7496038.000SH     SOLE              6814479.000        681559.000
                                                             41210 660000.000SH      OTHER                                660000.000
Medtronic Inc                                   585055106     1093 24860.000SH       SOLE                11160.000         13700.000
Merck & Co Inc                                  58933Y105   415072 11359381.075SH    SOLE             10419655.150        939725.925
                                                             37454 1025000.000SH     OTHER                               1025000.000
Microsoft Corp                                  594918104     1384 45400.000SH       SOLE                45400.000
Microchip Technology                            595017104      428 14730.000SH       SOLE                 2860.000         11870.000
Monsanto Co                                     61166W101   105523 1290801.000SH     SOLE              1172011.000        118790.000
                                                              9483 116000.000SH      OTHER                                116000.000
Nike Inc Class B                                654106103   253923 3843231.000SH     SOLE              3494810.000        348421.000
                                                             22662 343000.000SH      OTHER                                343000.000
Nokia Corp Sponsored ADR                        654902204      168 13100.000SH       SOLE                13100.000
Occidental Petroleum Corp.                      674599105   284150 3492927.000SH     SOLE              3173032.000        319895.000
                                                             25625 315000.000SH      OTHER                                315000.000
Oceaneering International Inc                   675232102      356 6080.000 SH       SOLE                 1180.000          4900.000
O Reilly Automotive                             686091109      308 8080.000 SH       SOLE                 1570.000          6510.000
Panera Bread Co                                 69840W108      252 3760.000 SH       SOLE                  730.000          3030.000
Pepsico Inc                                     713448108   474724 7807974.000SH     SOLE              7102965.000        705009.000
                                                             41344 680000.000SH      OTHER                                680000.000
Polo Ralph Lauren Corp                          731572103      401 4950.000 SH       SOLE                  960.000          3990.000
Polycom Inc                                     73172K104      342 13710.000SH       SOLE                 2660.000         11050.000
Procter & Gamble Co                             742718109   244949 4040059.000SH     SOLE              3681631.000        358428.000
                                                             21827 360000.000SH      OTHER                                360000.000
Qualcomm Inc                                    747525103   519173 11222937.000SH    SOLE             10201727.000       1021210.000
                                                             46121 997000.000SH      OTHER                                997000.000
Research In Motion                              760975102   373777 5534157.000SH     SOLE              5107920.000        426237.000
                                                             33770 500000.000SH      OTHER                                500000.000
Roper Industries                                776696106      308 5880.000 SH       SOLE                 1140.000          4740.000
Schlumberger                                    806857108   435725 6694194.000SH     SOLE              6078365.000        615829.000
                                                             39379 605000.000SH      OTHER                                605000.000
Schwab Charles                                  808513105   387514 20590548.000SH    SOLE             18697923.000       1892625.000
                                                             34723 1845000.000SH     OTHER                               1845000.000
Southwestern Energy                             845467109      327 6790.000 SH       SOLE                 1320.000          5470.000
State Street Corp                               857477103      231 5300.000 SH       SOLE                 5300.000
Stryker Corp                                    863667101   191954 3810874.000SH     SOLE              3474029.000        336845.000
                                                             16874 335000.000SH      OTHER                                335000.000
TJX Cos Inc                                     872540109   331107 9059012.000SH     SOLE              8236787.000        822225.000
                                                             30337 830000.000SH      OTHER                                830000.000
3M Company                                      88579Y101   361566 4373605.000SH     SOLE              3974620.000        398985.000
                                                             32241 390000.000SH      OTHER                                390000.000
Tractor Supply Co.                              892356106      331 6240.000 SH       SOLE                 1210.000          5030.000
Varian Medical Systems Inc                      92220P105      350 7480.000 SH       SOLE                 1450.000          6030.000
Visa Inc-Class A Shares                         92826C839   463388 5298279.000SH     SOLE              4816289.000        481990.000
                                                             41544 475000.000SH      OTHER                                475000.000
Wal-Mart Stores Inc                             931142103   487638 9123254.000SH     SOLE              8296374.000        826880.000
                                                             43295 810000.000SH      OTHER                                810000.000
Waters Corp                                     941848103      334 5390.000 SH       SOLE                 1050.000          4340.000
Xilinx Inc                                      983919101      608 24260.000SH       SOLE                13900.000         10360.000
Lazard LTD - CL A                               G54050102      259 6810.000 SH       SOLE                 1320.000          5490.000
PartnerRe Ltd.                                  G6852T105      255 3420.000 SH       SOLE                  660.000          2760.000
Core Laboratories N. V.                         N22717107      344 2915.000 SH       SOLE                  565.000          2350.000